Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other (income) expense, net [Abstract]
Interest income	$ 5	$ 5	$ 6
Impairment of an investment (Note 11)	0	(14)	(24)
Other, net	(8)	(2)	(13)
Total other (expense) income, net	(3)	(11)	(31)
Accounts Receivable [Abstract]
Accounts Receivable, gross	1,048	932
Less: allowance for doubtful accounts	(16)	(13)
Total accounts receivable, net	1,032	919
Inventory [Abstract]
Work in process and raw materials, net	167	143
Finished goods, net	177	180
Service parts, net	430	418
Total inventories, net	774	741
Other current assets [Abstract]
Current deferred tax assets	147	125
Other	164	197
Total other current assets	311	322
Property, plant and equipment [Abstract]
Property, plant and equipment, gross	954	1,095
Less: accumulated depreciation	(589)	(666)
Total property, plant and equipment, net	365	429
Accumulated other comprehensive loss, net of tax [Abstract]
Currency translation adjustments	(82)	(54)
Unrealized gain on securities	1	2
Unrealized gain on derivatives	0	5
Actuarial losses and prior service costs on employee benefit plans	(1,411)	(1,288)
Total accumulated other comprehensive loss	(1,492)	(1,335)
Trade Accounts Receivable [Member]
Accounts Receivable [Abstract]
Accounts Receivable, gross	1,002	878
Other Receivables [Member]
Accounts Receivable [Abstract]
Accounts Receivable, gross	46	54
Land and improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, gross	46	43
Buildings and improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, gross	234	234
Machinery and other equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, gross	$ 674	$ 818